Financial Risk Management - Investments measured at fair value (Details) - Investments - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Amortized Cost	$ 327,640	$ 309,952
Unrealized Gains	14	52
Unrealized Losses	(860)	(311)
Fair Value	326,794	309,693
U.S. treasury securities
Disclosure of financial assets [line items]
Amortized Cost	52,809	61,760
Unrealized Gains	0	0
Unrealized Losses	(109)	(84)
Fair Value	52,700	61,676
Agency securities
Disclosure of financial assets [line items]
Amortized Cost	22,097	16,740
Unrealized Gains	0	0
Unrealized Losses	(82)	(86)
Fair Value	22,015	16,654
Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Amortized Cost	58,824	44,101
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	58,824	44,101
Commercial paper
Disclosure of financial assets [line items]
Amortized Cost	35,372	33,928
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	35,372	33,928
Corporate debt securities
Disclosure of financial assets [line items]
Amortized Cost	158,538	148,634
Unrealized Gains	14	52
Unrealized Losses	(669)	(140)
Fair Value	$ 157,883	148,546
Municipal securities
Disclosure of financial assets [line items]
Amortized Cost		4,789
Unrealized Gains		0
Unrealized Losses		(1)
Fair Value		$ 4,788